Other Comprehensive Income, Components of Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment securities:
Net unrealized gains (losses) arising during the period, Before tax	$ 5,426	$ (7,661)	$ 5,143
Net unrealized gains (losses) arising during the period, Tax effect	(2,111)	2,981	(1,921)
Net unrealized gains (losses) arising during the period, Net of tax	3,315	(4,680)	3,222
Reclassification of net (gains) losses to net income, Before tax	(1,532)	(285)	(271)
Reclassification of net (gains) losses to net income, Tax effect	578	107	102
Reclassification of net (gains) losses to net income, Net of tax	(954)	(178)	(169)
Net change, Before tax	3,894	(7,946)	4,872
Net change, Tax effect	(1,533)	3,088	(1,819)
Net change	2,361	(4,858)	3,053
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period	952	(32)	52
Net unrealized gains (losses) arising during the period, Tax effect	(359)	12	(12)
Net unrealized gains (losses) arising during the period, Net of tax	593	(20)	40
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(545)	(296)	(388)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	205	107	147
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	(340)	(189)	(241)
Net change, Before tax	407	(328)	(336)
Net change, Tax effect	(154)	119	135
Net change	253	(209)	(201)
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period, Before tax	(1,116)	1,533	(775)
Net actuarial gains (losses) arising during the period, Tax effect	420	(578)	290
Net actuarial gains (losses) arising during the period, Net of tax	(696)	955	(485)
Amortization of net actuarial loss, Before tax	74	151	141
Amortization of net actuarial loss, Tax effect	(28)	(57)	(53)
Amortization of net actuarial loss, Net of tax	46	94	88
Settlements and other, Before tax	0	125	3
Settlements and other, Tax effect	0	(46)	(1)
Settlements and other, Net of tax	0	79	2
Reclassification to net periodic benefit costs, Before tax	74	276	144
Reclassification to net periodic benefit costs, Tax effect	(28)	(103)	(54)
Reclassification to net periodic benefit costs, Net of tax	46	173	90
Net change, Before tax	(1,042)	1,809	(631)
Net change, Tax effect	392	(681)	236
Net change	(650)	1,128	(395)
Foreign currency translation adjustments:
Net unrealized losses arising during the period, Before tax	(60)	(44)	(6)
Net unrealized losses arising during the period, Tax effect	(5)	(7)	2
Net unrealized losses arising during the period, Net of tax	(65)	(51)	(4)
Reclassification of net gains to net income, Net of tax	6	(7)	(6)
Net change, Before tax	(54)	(56)	(16)
Net change, Tax effect	(5)	(2)	6
Net change	(59)	(58)	(10)
Other comprehensive income (loss), Before tax	3,205	(6,521)	3,889
Other comprehensive income, tax effect	(1,300)	2,524	(1,442)
Other comprehensive income (loss), net of tax	1,905	(3,997)	2,447
Less: Other comprehensive income (loss) from noncontrolling interests	(227)	267	4
Wells Fargo other comprehensive income (loss), net of tax	2,132	(4,264)	2,443
Interest expense on long-term debt [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	44	91	96
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	(17)	(34)	(36)
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	27	57	60
Other noninterest income [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(1)	0	0
Reclassification of net (gains) losses to net income, Tax effect	0	0	0
Reclassification of net (gains) losses to net income, Net of tax	(1)	0	0
Noninterest income [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	0	35	0
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	0	(13)	0
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	0	22	0
Foreign currency translation adjustments:
Reclassification of net (gains) losses to net income, Before tax	6	(12)	(10)
Reclassification of net gains to net income, Tax effect	0	5	4
Reclassification of net gains to net income, Net of tax	6	(7)	(6)
Salaries expense [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	0	4	6
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	0	(2)	(2)
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	0	2	4
Debt securities [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(593)	29	128
Reclassification of net (gains) losses to net income, Tax effect	224	(11)	(48)
Reclassification of net (gains) losses to net income, Net of tax	(369)	18	80
Equity securities [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(901)	(314)	(399)
Reclassification of net (gains) losses to net income, Tax effect	340	118	150
Reclassification of net (gains) losses to net income, Net of tax	(561)	(196)	(249)
Investment Securities [Member] | Interest income [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(37)	0	0
Reclassification of net (gains) losses to net income, Tax effect	14	0	0
Reclassification of net (gains) losses to net income, Net of tax	(23)	0	0
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(1)	0	0
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	0	0	0
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	(1)	0	0
Loans [Member] | Interest income [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(588)	(426)	(490)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	222	156	185
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	$ (366)	$ (270)	$ (305)